TAXATION - Additional Information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Jan. 01, 2008	Dec. 31, 2019	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2015	Apr. 30, 2011	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2008	Dec. 31, 2021 USD ($)
TAXATION
Unified enterprise income tax rate	25.00%
Undistributed earnings from its PRC subsidiaries							¥ 1,428,251						$ 224,124
Withholding tax liability							59,660	$ 9,362
Unrecognized tax benefits							77,573		¥ 68,696				12,173
Unrecognized tax benefits impact in the effective rate							¥ 61,711
Shanghai Blue Cloud Technology Co., Ltd. ("SH Blue Cloud")
TAXATION
Preferential tax rate					15.00%		15.00%	15.00%	15.00%	15.00%
Shenzhen Diyixian Telecommunication Co., Ltd. ("SZ DYX")
TAXATION
Preferential tax rate				15.00%			15.00%	15.00%	15.00%	15.00%
Beijing TenxCloud Technology Co., Ltd. ("BJ TenxCloud")
TAXATION
Preferential tax rate			15.00%				15.00%	15.00%	15.00%	15.00%
Shanghai Hesheng Data System Co., Ltd ("SH Hesheng")
TAXATION
Preferential tax rate		15.00%					15.00%	15.00%	15.00%	15.00%
Beijing 21Vianet Broad Band Data Center Co., Ltd. ("21Vianet Beijing")
TAXATION
Income tax rate											15.00%
Preferential tax rate							15.00%	15.00%	15.00%	15.00%		15.00%
21Vianet (Xi'an) Information Outsourcing Industry Park Services Co., Ltd. ("Xi'an Sub")
TAXATION
Preferential tax rate						15.00%	15.00%	15.00%	15.00%	15.00%
TAIWAN | DYX Taiwan
TAXATION
Income tax rate							20.00%	20.00%	20.00%	20.00%
PRC
TAXATION
Income tax rate on PRC tax resident enterprises							25.00%	25.00%
Net tax operating losses from PRC subsidiaries (in RMB)							¥ 1,096,951						172,136
Interest expenses (in RMB)							6,606	$ 1,037	¥ 5,391	¥ (1,447)
Accumulated interest expenses (in RMB)							¥ 12,718		¥ 6,112				$ 1,996
PRC | Minimum
TAXATION
Net tax operating losses expiration year							2022	2022
PRC | Maximum
TAXATION
Net tax operating losses expiration year							2031	2031
HONG KONG | 21Vianet Hong Kong Entities
TAXATION
Income tax rate							16.50%	16.50%	16.50%	16.50%
Non-PRC
TAXATION
Withholding tax percent							10.00%	10.00%